MERRILL LYNCH
MULTI-STATE
LIMITED MATURITY
MUNICIPAL
SERIES TRUST







FUND LOGO







Quarterly Report

April 30, 1998




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.







Merrill Lynch Multi-State
Limited Maturity
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011

Printed on post-consumer recycled paper




Merrill Lynch Multi-State Limited Maturity Municipal Series Trust


Officers and
Trustees

Arthur Zeikel, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Robert R. Martin, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
Edward J. Andrews, Vice President
Donald C. Burke, Vice President
Peter J. Hayes, Vice President
Helen M. Sheehan, Vice President
Gerald M. Richard, Treasurer
Lawrence A. Rogers, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10005

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863




Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
April 30, 1998


TO OUR SHAREHOLDERS

The Municipal Market
Environment
During the three months ended April 30, 1998, bond yields generally moved higher. While low inflation has supported lower interest rates, much of the decline in bond yields in late 1997 and early 1998 was driven more by the turmoil in Asian financial markets than by domestic economic fundamentals. Weak economic conditions in Asia were expected to negatively impact US growth through reduced export demand. Additionally, inflation in the United States was also expected to decline in response to lower prices on goods imported from Asian manufacturers.

However, in recent months, many investors have become increasingly concerned that most of the downturn in Asia, especially in Japan, has already occurred and any future deterioration will not be severe enough to constrain US economic growth. Some investors have feared that continued domestic economic growth, particularly in such interest rate-sensitive sectors as housing and consumer spending, eventually would trigger significant inflationary pressures. These concerns served to push interest rates higher during the April quarter. At April 30, 1998, the 30-year US Treasury bond yield was 5.95%, rising 14 basis points (0.14%) during the last three months.

Thus far in 1998, the municipal bond market has experienced unexpectedly strong supply pressures. These supply pressures have prevented tax-exempt bond yields from declining as much as US Treasury bonds. Over the last six months, more than $135 billion in new tax-exempt bonds were underwritten, an increase of over 40% compared to the same period a year ago. During the last three months, municipalities issued over $72 billion in new securities, an increase of more than 60% compared to the same three-month period in 1997. Additionally, corporate issuers have also viewed current interest rate levels as an opportunity to issue significant amounts of taxable securities. Thus far in 1998, over $100 billion in investment-grade corporate bonds have been underwritten, an increase of more than 60% relative to the comparable period a year ago. This sizeable corporate bond issuance has tended to support generally higher fixed-income yields and reduce the demand for tax-exempt bonds.

However, the recent pace of new municipal bond issuance is unlikely to be maintained. Continued increases in bond issuance will require lower and lower tax-exempt bond yields to generate the economic savings necessary for additional municipal bond refinancings. Preliminary estimates for 1998 total municipal bond issuance are presently in the $200 billion--$225 billion range. These estimates suggest that recent supply pressures are likely to abate later in the year. Municipal bond investors received approximately $30 billion earlier this year in coupon payments, bond maturities and proceeds from early redemptions. The demand generated by these assets has helped offset the increase in supply seen thus far this year. Furthermore, looking ahead, June and July have also tended to be periods of strong investor demand as seasonal factors are likely to generate strong income flows similar to those seen earlier this year.

It is also possible that at least some of the recent economic strength seen in the United States will be reversed in the coming months. A particularly mild winter has been partially responsible for a strong housing sector, as well as other construction industries. This recent strong trend may not be sustained and may lead to weaker construction growth later this year. Additionally, strong economic growth in 1997 and the increased use of electronic tax filing have resulted in larger and earlier Federal and state income tax refunds to many individuals. These refunds appear to have supported strong consumer spending in recent months, but may be borrowing against weaker spending later this year. In addition, the continued impact of the Asian financial crisis on the US domestic economy's future growth remains unclear. Current Asian economic conditions continue to reflect ongoing weakness. Recent trade data indicated that reduced US exports to these countries might have reduced US economic growth during the first quarter of 1998 by as much as 2%. Since we expect further trade deterioration in the coming months, barring a dramatic and unexpected resurgence of domestic inflation, we do not believe that the Federal Reserve Board will be willing to raise interest rates until the full impact of the Asian situation can be established.

Portfolio Strategy
Merrill Lynch Arizona Limited
Maturity Municipal Bond Fund
Despite some uncertainty as to the effect of the Asian currency crisis on the US economy, the state of Arizona, with its heavily weighted exposure to the high technology and computer industries, did not suffer during the three-month period ended April 30, 1998. The state continues to experience strong employment growth and enjoy the benefits of an expanding economy.

Issuance by the state of Arizona and its municipalities totaled just under $1.0 billion for the April quarter. This represents an increase of almost 50% from the same period of the previous year. As we discussed in our January 31, 1998 letter to shareholders, it appeared as if the Asian currency crisis would preclude the Federal Reserve Board from raising short-term interest rates. Although this proved to be accurate, an environment of continued uncertainty regarding the direction of short-term interest rates in tandem with increased municipal supply caused a rise in intermediate tax-exempt bond rates of more than 25 basis points during the April quarter. For example, the yield on a five-year municipal bond rated AAA was 4.00% at the onset of the April quarter, rose to 4.35% during the period, and closed the quarter at approximately 4.25%. Consequently, we continued to maintain our conservative portfolio strategy, reducing cash reserves only to meet shareholder redemptions. We will continue to monitor economic data in the upcoming months and its potential impact on our portfolio.

Merrill Lynch California Limited
Maturity Municipal Bond Fund
During the quarter ended April 30, 1998, the California economy continued to turn in a strong performance led by a surging retail and service sector. Gains in export, entertainment, tourism and computer services continued to drive the state's recovery from the recessionary levels of the early 1990s. Employment, now growing faster than the national average, has surpassed pre-recessionary levels. A long-term decline in income levels relative to the rest of the nation also appears to have stabilized at about 104% of the national average over the past three years. Despite strong job growth, the seasonally adjusted unemployment rate was 6.0% in March 1998. The state's strong growth prospects have been tempered by concerns over the Asian economic crisis.

Despite the state's improving economic environment, structural pressures continued to hamper state finances. Chronic budgetary problems have been exacerbated by a legislative requirement mandating a two-thirds majority for passage as well as Proposition 98's school loan funding requirements. As of January, revenues and tax collections were revised upward and could be $300 million above forecasts. An operating deficit of $132 million is projected for June 30, 1998, but spending includes $1.2 billion paid to the state's retirement system in settlement of litigation.




Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
April 30, 1998


At the close of the April quarter, net assets of Merrill Lynch California Limited Maturity Municipal Bond Fund stood at approximately $9.1 million, a decrease of approximately 40% from January quarter-end. As we discussed in our January 31, 1998 letter to shareholders, we expected to maintain an aggressive investment strategy during the April quarter because we anticipated the US economy to be moderated somewhat by the fallout from Asia and for inflationary pressures to continue to subside. This strategy enhanced the Fund's performance in February and March 1998 as inflation continued to decline. In April, continued tight labor markets, lower interest rates and unseasonably warm winter weather reignited the housing and stock markets. This caused investors to become concerned that the situation in Asia would not slow domestic growth as much as expected and that the Federal Reserve Board might be forced to raise interest rates. These concerns caused us to reduce our maximum maturity position in late April to a more neutral stance until the economy's strength, inflation's path and the direction of interest rates could be more clearly ascertained. We will continue to monitor economic statistics in an effort to enhance the Fund's returns while seeking to limit any net asset value deterioration.

Merrill Lynch Florida Limited
Maturity Municipal Bond Fund
During the quarter ended April 30, 1998, Florida Governor Lawton Chiles and the state legislature continued to work on the $45.3 billion budget for fiscal year 1999. The almost completed task includes bond issuance for the Public Education System (PECO). These bonds are backed by the state gross receipt tax and carry a general obligation backup pledge. Republican lawmakers approved $447.9 million in PECO bonds for schools, surpassing the Governor's request for $419.5 million. The budget includes a $734 million increase in education spending. The Florida economy continues to perform well. The state's diversifying, service-based economy continues to experience strong growth relative to the region and the nation. Nationwide personal income gains and consumer confidence have especially benefited the state's tourism sector, although the area is becoming more expensive, according to the Orlando--Orange County Convention and Visitor Bureau. The state ended 1997 with a combined reserve of more than $1 billion as a result of strong general fund performance which represented $689 million of the surplus. The state expects to end fiscal 1998 with a budget stabilization reserve of $686 million and a working capital fund of $348.4 million.

At the close of the April quarter, net assets of Merrill Lynch Florida Limited Maturity Municipal Bond Fund stood at $21.3 million, a decrease of approximately 17% from January quarter-end. As we discussed in our January 31, 1998 letter to shareholders, we expected to maintain an aggressive investment posture during the April quarter because we anticipated the US economy to be moderated somewhat by the fallout from Asia and for inflationary pressures to continue to subside. This strategy enhanced the Fund's performance in February and March 1998 as inflation continued to decline. In April, continued tight labor markets, lower interest rates and unseasonably warm winter weather reignited the housing and stock market. This caused investors to become concerned that Asia would not slow domestic growth as much as expected and that the Federal Reserve Board might be forced to raise interest rates. These concerns caused us to reduce our maximum maturity posture in late April to a more neutral stance until the economy's strength, inflation's path and the direction of interest rates could be more clearly ascertained. We will continue to monitor economic statistics in an effort to enhance the Fund's returns while seeking to limit any net asset value deterioration.

Merrill Lynch Michigan Limited
Maturity Municipal Bond Fund
During the quarter ended April 30, 1998, Moody's Investors Service, Inc. upgraded Michigan's outstanding general obligation debt to Aa1. The high-grade bond rating is based on Michigan's traditionally low debt levels, the expectation of continued structural budget balance through conservative budgeting practices, the continued maintenance of high levels of reserves as well as a strong but cyclical economy that continues to diversify. In recent years, the state has successfully reduced state spending and managed the budget within adopted appropriations through measures to control spending for Medicaid and through the maintenance of general spending below the rate of revenue growth. These measures enabled the state to restore budget balance and eliminate the use of non-recurring revenues. Medicaid, which grew as much as 15% in fiscal 1991, will not grow at all in fiscal 1998. Through February 1998, Michigan's unemployment rate of 4.0% remained below the national average of 4.6%. Personal income has continued to grow at robust levels of 4.3% in 1996 and 4.6% in 1997. The state expects personal income and employment growth to stabilize in fiscal 1998 and 1999 at 4.5% and 4.2%, respectively. The state's economy continues to be strong despite a slowing of auto-related job growth resulting from the weakening of auto sales.

At the close of the April quarter, net assets of Merrill Lynch Michigan Limited Maturity Municipal Bond Fund stood at approximately $3.7 million, a decrease of approximately 2.7% from January quarter-end. As we discussed in our January letter to shareholders, we expected to maintain an aggressive investment strategy during the April quarter because we anticipated the US economy to be moderated somewhat by the fallout from Asia and for inflationary pressures to continue to subside. This posture enhanced the Fund's performance in February and March 1998 as inflation continued to decline. In April, continued tight labor markets, lower interest rates and unseasonably warm winter weather reignited the housing and stock markets. This caused investors to become concerned that the situation in Asia would not slow domestic growth as much as expected and that the Federal Reserve Board might be forced to raise interest rates. These concerns caused us to reduce the portfolio's average maturity in late April to a more neutral stance until the economy's strength, inflation path and the direction of interest rates could be more clearly ascertained. We will continue to monitor economic statistics in an effort to enhance the Fund's returns while seeking to limit any net asset value deterioration.

Merrill Lynch New York Limited
Maturity Municipal Bond Fund
During the quarter ended April 30, 1998, the New York state legislature passed the fiscal year 1999 budget only two weeks after the deadline of March 31, 1998. Governor George Pataki used the line item veto power for the first time to cut $760 million in spending this year and $800 million in borrowing for future programs. Despite the speed at which the budget process was concluded, the plan calls for an increase in tax cuts and additional spending above the Governor's already generous election-year proposals. The spending plan is drawing fire from the Citizens Budget Commission as well as other watchdog groups who continue to be concerned about the state's inability to allocate this year's $2.1 billion surplus toward future expected deficits and cash shortfalls. On a positive note, New York City Mayor Rudolph Giuliani outlined a $34 billion spending plan for the coming fiscal year that reserves most of a record $2 billion surplus for paying budget gaps looming in coming years. The New York State economy continued to grow modestly during the April quarter led by a strong services sector as well as a rising New York City housing market. Continued personal income gains as well as surging consumer confidence have bolstered these sectors and are likely to continue to do so in the near future. New York State issuance will climb in the second quarter to approximately $7.7 billion, led by about $4.5 billion in new issuance from the Long Island Power Authority in May.




Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
April 30, 1998


At the close of the April quarter, net assets of Merrill Lynch New York Limited Maturity Municipal Bond Fund stood at approximately $12.5 million, a decrease of approximately 20.0% from January quarter-end. As we discussed in our January 31, 1998 letter to shareholders, we expected to maintain an aggressive investment strategy during the April quarter because we expected the US economy to be moderated somewhat by the fallout from Asia and for inflationary pressures to continue to subside. This posture enhanced the Fund's performance in February and March 1998 as inflation continued to decline. In April, continued tight labor markets, lower interest rates and unseasonably warm winter weather reignited the housing and stock markets. This caused investors to become concerned that the situation in Asia would not slow domestic growth as much as expected and that the Federal Reserve Board might be forced to raise interest rates. These concerns caused us to reduce the portfolio's average maturity in late April to a more neutral stance until the economy's strength, inflation's path and the direction of interest rates could be more clearly ascertained. We will continue to monitor economic statistics in an effort to enhance the Fund's returns while seeking to limit any net asset value deterioration.

In Conclusion
We appreciate your interest in Merrill Lynch Multi-State Limited
Maturity Municipal Series Trust, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Edward J. Andrews)
Edward J. Andrews
Vice President and
Portfolio Manager



(Peter J. Hayes)
Peter J. Hayes
Vice President and
Portfolio Manager



(Helen M. Sheehan)
Helen M. Sheehan
Vice President and
Portfolio Manager



May 26, 1998






Proxy Results


On April 22, 1998, a special meeting of stockholders of Merrill
Lynch Arizona Limited Maturity Municipal Bond Fund of Merrill Lynch
Multi-State Limited Maturity Municipal Series Trust voted on the following proposal. The description of the proposal and number of votes are as follows:


                                                      Shares Voted      Shares Voted      Shares Voted
                                                          For             Against           Abstain
To consider and act upon a proposal to approve
the Agreement and Plan of Reorganization between
Merrill Lynch Multi-State Limited Maturity
Municipal Series Trust and Merrill Lynch Municipal
Bond Fund, Inc.                                         172,135           108,518            5,030



On April 22, 1998, a special meeting of stockholders of Merrill
Lynch Michigan Limited Maturity Municipal Bond Fund of Merrill Lynch
Multi-State Limited Maturity Municipal Series Trust voted on the following proposal. The description of the proposal and number of votes are as follows:


                                                      Shares Voted      Shares Voted      Shares Voted
                                                          For             Against           Abstain
To consider and act upon a proposal to approve
the Agreement and Plan of Reorganization between
Merrill Lynch Multi-State Limited Maturity
Municipal Series Trust and Merrill Lynch Municipal
Bond Fund, Inc.                                         202,915           143,860            8,748


On April 30, 1998, a special meeting of stockholders of Merrill
Lynch New York Limited Maturity Municipal Bond Fund of Merrill Lynch
Multi-State Limited Maturity Municipal Series Trust voted on the following proposal. The description of the proposal and number of votes are as follows:


                                                      Shares Voted      Shares Voted      Shares Voted
                                                          For             Against           Abstain
To consider and act upon a proposal to approve
the Agreement and Plan of Reorganization between
Merrill Lynch Multi-State Limited Maturity
Municipal Series Trust and Merrill Lynch Municipal
Bond Fund, Inc.                                         839,421           301,506            41,044




Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
April 30, 1998


PERFORMANCE DATA

About Fund
Performance

Investors are able to purchase shares of the Trust through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 1% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 1% if redeemed during the first year, decreasing 1% the next year to 0%. In addition, Class B Shares are subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.




Average Annual
Total Returns


Arizona Limited Maturity

                                     % Return Without % Return With
Class A Shares*                        Sales Charge   Sales Charge**

Year Ended 3/31/98                         +5.18%         +4.13%
Inception (11/26/93) through 3/31/98       +4.25          +4.01

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                        % Return        % Return
Class B Shares++                       Without CDSC   With CDSC++++

Year Ended 3/31/98                         +4.91%         +3.91%
Inception (11/26/93) through 3/31/98       +3.88          +3.88

[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
Class C Shares++                       Without CDSC   With CDSC++++

Year Ended 3/31/98                         +5.08%         +4.08%
Inception (10/21/94) through 3/31/98       +4.44          +4.44

[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge   Sales Charge**

Year Ended 3/31/98                         +5.18%         +4.13%
Inception (10/21/94) through 3/31/98       +4.69          +4.38

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.



California Limited Maturity

                                     % Return Without % Return With
Class A Shares*                        Sales Charge   Sales Charge**

Year Ended 3/31/98                         +5.71%         +4.65%
Inception (11/26/93) through 3/31/98       +4.38          +4.14

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                        % Return        % Return
Class B Shares++                       Without CDSC   With CDSC++++

Year Ended 3/31/98                         +5.33%         +4.33%
Inception (11/26/93) through 3/31/98       +4.02          +4.02

[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
Class C Shares++                       Without CDSC   With CDSC++++

Year Ended 3/31/98                         +5.52%         +4.52%
Inception (10/21/94) through 3/31/98       +5.04          +5.04

[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge   Sales Charge**

Year Ended 3/31/98                         +5.70%         +4.65%
Inception (10/21/94) through 3/31/98       +5.21          +4.91

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.



Florida Limited Maturity

                                     % Return Without % Return With
Class A Shares*                        Sales Charge   Sales Charge**

Year Ended 3/31/98                         +5.45%         +4.40%
Inception (11/26/93) through 3/31/98       +4.12          +3.88

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                        % Return        % Return
Class B Shares++                       Without CDSC   With CDSC++++

Year Ended 3/31/98                         +5.08%         +4.08%
Inception (11/26/93) through 3/31/98       +3.75          +3.75

[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
Class C Shares++                       Without CDSC   With CDSC++++

Year Ended 3/31/98                         +5.08%         +4.08%
Inception (10/21/94) through 3/31/98       +4.31          +4.31

[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge   Sales Charge**

Year Ended 3/31/98                         +5.46%         +4.40%
Inception (10/21/94) through 3/31/98       +4.84          +4.54

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.



Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
April 30,1998


PERFORMANCE DATA (concluded)


Average Annual
Total Returns
(concluded)


Michigan Limited Maturity


                                     % Return Without % Return With
Class A Shares*                        Sales Charge   Sales Charge**

Year Ended 3/31/98                         +5.87%         +4.81%
Inception (11/26/93) through 3/31/98       +4.26          +4.02

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                        % Return        % Return
Class B Shares++                       Without CDSC   With CDSC++++

Year Ended 3/31/98                         +5.38%         +4.38%
Inception (11/26/93) through 3/31/98       +3.89          +3.89

[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
Class C Shares++                       Without CDSC   With CDSC++++

Year Ended 3/31/98                         +5.47%         +4.47%
Inception (10/21/94) through 3/31/98       +4.65          +4.65

[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge   Sales Charge**

Year Ended 3/31/98                         +5.66%         +4.60%
Inception (10/21/94) through 3/31/98       +4.99          +4.68

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.



New York Limited Maturity

                                     % Return Without % Return With
Class A Shares*                        Sales Charge   Sales Charge**

Year Ended 3/31/98                         +6.39%         +5.33%
Inception (11/26/93) through 3/31/98       +4.76          +4.52

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                        % Return        % Return
Class B Shares++                       Without CDSC   With CDSC++++

Year Ended 3/31/98                         +6.01%         +5.01%
Inception (11/26/93) through 3/31/98       +4.39          +4.39

[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
Class C Shares++                       Without CDSC   With CDSC++++

Year Ended 3/31/98                         +6.21%         +5.21%
Inception (10/21/94) through 3/31/98       +5.40          +5.40

[FN]
  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge   Sales Charge**

Year Ended 3/31/98                         +6.29%         +5.22%
Inception (10/21/94) through 3/31/98       +5.57          +5.26

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


Recent
Performance
Results*
                                                                               Since         Standardized
                                                12 Month       3 Month       Inception       30-day Yield
                                                 Total          Total          Total            As of
                                                 Return         Return         Return          4/30/98
Arizona Limited Maturity Class A Shares           +4.67%         -0.22%        +19.45%           3.13%
Arizona Limited Maturity Class B Shares           +4.29          -0.30         +17.58            2.79
Arizona Limited Maturity Class C Shares           +4.43          -0.36         +15.74            2.62
Arizona Limited Maturity Class D Shares           +4.46          -0.24         +16.62            3.03
California Limited Maturity Class A Shares        +4.89          -0.55         +19.68            2.86
California Limited Maturity Class B Shares        +4.51          -0.63         +17.82            2.61
California Limited Maturity Class C Shares        +4.71          -0.59         +17.64            2.83
California Limited Maturity Class D Shares        +4.88          -0.47         +18.30            2.87
Florida Limited Maturity Class A Shares           +4.92          -0.28         +18.72            3.25
Florida Limited Maturity Class B Shares           +4.55          -0.37         +16.87            2.92
Florida Limited Maturity Class C Shares           +4.40          -0.43         +15.13            2.74
Florida Limited Maturity Class D Shares           +4.71          -0.41         +17.09            3.15
Michigan Limited Maturity Class A Shares          +5.25          -0.20         +19.45            3.42
Michigan Limited Maturity Class B Shares          +4.87          -0.29         +17.55            3.09
Michigan Limited Maturity Class C Shares          +4.87          -0.36         +16.48            3.21
Michigan Limited Maturity Class D Shares          +5.15          -0.33         +17.80            3.33
New York Limited Maturity Class A Shares          +5.46          -0.54         +21.63            3.51
New York Limited Maturity Class B Shares          +5.19          -0.53         +19.84            3.19
New York Limited Maturity Class C Shares          +5.38          -0.48         +19.18            3.37
New York Limited Maturity Class D Shares          +5.46          -0.46         +19.87            3.41


*Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The inception dates for each of the Funds within Merrill Lynch Multi-State Limited Maturity Municipal Series Trust are: Class A and Class B Shares, 11/26/93; and Class C and Class D Shares, 10/21/94.



Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
April 30, 1998


PORTFOLIO COMPOSITION


Arizona
Limited Maturity
Municipal
Bond Fund


For the Quarter Ended April 30, 1998

Distribution by Market Sector*

General Obligations & Tax Revenue Bonds                   23.0%
Prerefunded Bonds**                                       15.0
Other Revenue Bonds                                       62.0
                                                         ------
Total                                                    100.0%
                                                         ======

Net assets as of April 30, 1998 were $2,617,094.



Quality Ratings*
(Based on Nationally Recognized Rating Services)

AAA/Aaa--49%
AA/Aa--35%
A/A--6%
Other++--10%

[FN]
 *Based on total market value of the portfolio as of April 30, 1998. **Backed by a fund holding US Treasury or other high-quality securities.
++Temporary investments in short-term municipal securities.




California
Limited Maturity
Municipal
Bond Fund


For the Quarter Ended April 30, 1998

Distribution by Market Sector*

General Obligations & Tax Revenue Bonds                   20.1%
Prerefunded Bonds**                                       16.9
Other Revenue Bonds                                       63.0
                                                         ------
Total                                                    100.0%
                                                         ======

Net assets as of April 30, 1998 were $9,091,736.



Quality Ratings*
(Based on Nationally Recognized Rating Services)

AAA/Aaa--39%
AA/Aa--34%
A/A--25%
Other++--2%

[FN]
 *Based on total market value of the portfolio as of April 30, 1998. **Backed by a fund holding US Treasury or other high-quality securities.
++Temporary investments in short-term municipal securities.




Florida
Limited Maturity
Municipal
Bond Fund


For the Quarter Ended April 30, 1998

Distribution by Market Sector*
Prerefunded Bonds**                                       42.3%
General Obligations & Tax Revenue Bonds                   22.2
Utility Revenue Bonds                                     10.7
Other Revenue Bonds                                       24.8
                                                         ------
Total                                                    100.0%
                                                         ======

Net assets as of April 30, 1998 were $21,335,385.


Quality Ratings*
(Based on Nationally Recognized Rating Services)

AAA/Aaa--70%
AA/Aa--19%
A/A--6%
Other++--5%

[FN]
 *Based on total market value of the portfolio as of April 30, 1998. **Backed by a fund holding US Treasury or other high-quality securities.
++Temporary investments in short-term municipal securities.



Michigan
Limited Maturity
Municipal
Bond Fund

For the Quarter Ended April 30, 1998

Distribution by Market Sector*

General Obligations & Tax Revenue Bonds                   23.5%
Prerefunded Bonds**                                       19.4
Other Revenue Bonds                                       57.1
                                                         ------
Total                                                    100.0%
                                                         ======

Net assets as of April 30, 1998 were $3,701,442.


Quality Ratings*
(Based on Nationally Recognized Rating Services)

AAA/Aaa--50%
AA/Aa--33%
A/A--7%
Other++--10%

[FN]
 *Based on total market value of the portfolio as of April 30, 1998. **Backed by a fund holding US Treasury or other high-quality securities.
++Temporary investments in short-term municipal securities.




Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
April 30, 1998


PORTFOLIO COMPOSITION (concluded)

New York
Limited Maturity
Municipal
Bond Fund

For the Quarter Ended April 30, 1998

Distribution by Market Sector*
General Obligations & Tax Revenue Bonds                   22.7%
Prerefunded Bonds**                                       21.5
Other Revenue Bonds                                       55.8
                                                         ------
Total                                                    100.0%
                                                         ======

Net assets as of April 30, 1998 were $12,529,847.


Quality Ratings*
(Based on Nationally Recognized Rating Services)

AAA/Aaa--49%
AA/Aa--25%
A/A--10%
Other++--16%

[FN]
 *Based on total market value of the portfolio as of April 30, 1998. **Backed by a fund holding US Treasury or other high-quality securities.
++Temporary investments in short-term municipal securities.